Operating costs - Summary of operating costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Commission and incentive costs	R$ 2,087,197	R$ 1,269,309	R$ 750,103
Operating losses	31,295	13,922	1,769
Other costs	526,867	313,419	181,154
Clearing house fees	344,278	201,083	96,896
Third parties’ services	92,997	76,669	53,124
Other	89,592	35,667	31,134
Operating costs	R$ 2,645,359	R$ 1,596,650	R$ 933,026